Equity Financing Transactions of the Daughter Companies - Summary of Proceeds Received from Financial Transactions (Detail) - USD ($) $ in Thousands		6 Months Ended
	Jun. 29, 2016	Jun. 30, 2016	Jun. 30, 2015
Subsidiary, Sale of Stock [Line Items]
Net Proceeds Received		$ 168,752	$ 187,576
Teekay Offshore [Member]
Subsidiary, Sale of Stock [Line Items]
Net Proceeds Received	$ 71,300
Teekay Offshore [Member] | Preferred Units Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		100,000
Less: Teekay Corporation Portion		(26,000)
Offering Expenses		(2,750)
Net Proceeds Received		71,250
Teekay Offshore [Member] | Common Units Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		102,041
Less: Teekay Corporation Portion		(2,041)
Offering Expenses		(2,550)
Net Proceeds Received		$ 97,450